Offerings - Offering: 1	Sep. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	9,197,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 9,197,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,408.06
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $9,197,000.